FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Interest swaps
Interest bearing assets
Financial assets		$ 2
Cash at bank
Interest bearing assets
Financial assets	$ 1,290	1,762
Currency swaps
Interest bearing assets
Financial assets	337	381
Total assets
Interest bearing assets
Financial assets	1,627	2,145
Total assets | Floating rate
Interest bearing assets
Financial assets	1,627	2,143
Total assets | Fixed rate
Interest bearing assets
Financial assets		2
US Dollar | Interest swaps
Interest bearing assets
Financial assets		2
US Dollar | Cash at bank
Interest bearing assets
Financial assets	1,156	1,648
US Dollar | Currency swaps
Interest bearing assets
Financial assets	135	139
US Dollar | Total assets
Interest bearing assets
Financial assets	1,291	1,789
US Dollar | Total assets | Floating rate
Interest bearing assets
Financial assets	1,291	1,787
US Dollar | Total assets | Fixed rate
Interest bearing assets
Financial assets		2
Other Currencies | Cash at bank
Interest bearing assets
Financial assets	134	114
Other Currencies | Currency swaps
Interest bearing assets
Financial assets	202	242
Other Currencies | Total assets
Interest bearing assets
Financial assets	336	356
Other Currencies | Total assets | Floating rate
Interest bearing assets
Financial assets	$ 336	$ 356